FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings	$ 1,750	$ 2,985
Accounts payable and accrued liabilities	4,221	3,722
Long-term debt	40,855	31,733	$ 18,688
Lease liabilities	2,593	2,028	$ 1,957
Expenditure derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	15	94
Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	101	(72)
Interest rate derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities		0
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings	1,750	2,985
Short-term borrowings, undiscounted cash flows	1,750	2,985
Accounts payable and accrued liabilities	4,221	3,722
Accounts payable and accrued liabilities, undiscounted cash flows	4,221	3,722
Long-term debt	40,855	31,733
Long-term debt, undiscounted cash flows	41,895	32,855
Lease liabilities	2,593	2,028
Lease liabilities, undiscounted cash flows	3,283	2,616
Other long-term financial liabilities	49	10
Other long-term financial liabilities, undiscounted cash flows	49	10
Net carrying amount of derivatives liability		1,136
Net carrying amount of derivatives liability	538
Financial liabilities	50,006	39,342
Financial liabilities, undiscounted cash flows	50,327	40,124
Liquidity risk | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	1,750	2,985
Accounts payable and accrued liabilities, undiscounted cash flows	4,221	3,722
Long-term debt, undiscounted cash flows	1,100	1,828
Lease liabilities, undiscounted cash flows	504	362
Other long-term financial liabilities, undiscounted cash flows	1	0
Financial liabilities, undiscounted cash flows	7,633	8,300
Net interest payments	2,049	1,503
Liquidity risk | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	8,607	4,152
Lease liabilities, undiscounted cash flows	1,002	716
Other long-term financial liabilities, undiscounted cash flows	2	3
Financial liabilities, undiscounted cash flows	9,655	4,783
Net interest payments	3,784	2,639
Liquidity risk | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	8,351	6,954
Lease liabilities, undiscounted cash flows	405	320
Other long-term financial liabilities, undiscounted cash flows	42	2
Financial liabilities, undiscounted cash flows	8,712	7,117
Net interest payments	2,608	2,163
Liquidity risk | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	23,837	19,921
Lease liabilities, undiscounted cash flows	1,372	1,218
Other long-term financial liabilities, undiscounted cash flows	4	5
Financial liabilities, undiscounted cash flows	24,327	19,924
Net interest payments	14,201	13,345
Liquidity risk | Expenditure derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	2,187	1,200
Net carrying amount of derivatives liability	2,182	1,300
Liquidity risk | Expenditure derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,591	1,200
Net carrying amount of derivatives liability	1,587	1,300
Liquidity risk | Expenditure derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	596	0
Net carrying amount of derivatives liability	595	0
Liquidity risk | Expenditure derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives liability	0	0
Liquidity risk | Expenditure derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives liability	0	0
Liquidity risk | Equity derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	(48)	(54)
Liquidity risk | Equity derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(48)	(54)
Liquidity risk | Equity derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Equity derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Equity derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	4,538	215
Net carrying amount of derivatives liability	4,437	215
Liquidity risk | Debt derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	4,538	215
Net carrying amount of derivatives liability	4,437	215
Liquidity risk | Debt derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives liability	0	0
Liquidity risk | Debt derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives liability	0	0
Liquidity risk | Debt derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives liability	0	0
Liquidity risk | Debt derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	19,051	20,221
Net carrying amount of derivatives liability	19,980	22,131
Liquidity risk | Debt derivatives | Cash flow hedges | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	228	1,543
Net carrying amount of derivatives liability	228	1,986
Liquidity risk | Debt derivatives | Cash flow hedges | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	3,197	2,382
Net carrying amount of derivatives liability	3,154	2,470
Liquidity risk | Debt derivatives | Cash flow hedges | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	2,625	3,295
Net carrying amount of derivatives liability	2,711	3,454
Liquidity risk | Debt derivatives | Cash flow hedges | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	13,001	13,001
Net carrying amount of derivatives liability	$ 13,887	$ 14,221